FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS - CARRYING VALUE AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Significant Unobservable Inputs (Level 3) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Carrying Value | Current Maturities of Long-term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure	$ (40,000)	$ (40,000)	$ 0
Carrying Value | Long-term Debt, Net of Current Maturities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure	(1,167,897)	(1,176,871)	0
Carrying Value | Long-term Debt, Related Party
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure		0	(190,586)
Fair Value | Current Maturities of Long-term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure	(40,375)	(39,850)	0
Fair Value | Long-term Debt, Net of Current Maturities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure	$ (1,210,554)	(1,204,548)	0
Fair Value | Long-term Debt, Related Party
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure		$ 0	$ (185,425)